U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

December 2, 2003

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       AIP Alternative Strategies Funds (the “Trust”)
File Nos.: 333-86348 and 811-21079

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Alpha Hedged Strategies Fund (formerly the Alpha Strategies I Fund) (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 1, 2003 and filed electronically as Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5344.

Sincerely,

/s/ Chad E. Fickett

Chad E. Fickett, Esq.